ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of subsidiaries

	Percentage of	Date of	Place of
Major subsidiaries	Ownership	Incorporation	Incorporation	Major Operation
Changhe Bio-Medical Technology (Yangzhou) Co., Ltd.	100%	March 2010	the PRC	Cancer screening and detection tests
Changwei System Technology (Shanghai) Co., Ltd.	100%	March 2011	the PRC	Research and development
AnPac Bio-Medical Technology (Lishui) Co., Ltd.	100%	October 2012	the PRC	Cancer screening detection tests and device manufacturing
Shanghai Xinshenpai Technology Co., Ltd.*	100%	October 2013	the PRC	Cancer screening and detection tests
AnPac Bio-Medical Technology (Shanghai) Co., Ltd.	100%	April 2014	the PRC	Cancer screening and detection tests
AnPac Technology USA Co., Ltd. (“AnPac US”)	100%	September 2015	the U.S.	Clinical trials for research on cancer screening and detection tests
Lishui AnPac Medical Laboratory Co., Ltd.	100%	July 2016	the PRC	Cancer screening and detection tests
Shiji (Hainan) Medical Technology Ltd.	100%	March 2013	the PRC	Cancer screening and detection tests
Penghui Health Management Co., Ltd.*	100%	May 2018	the PRC	Cancer screening and detection tests
Shenzhen Anchun Biomedical Technology Co., Ltd.	51%	December 2017	the PRC	Cancer screening and detection tests
Shanghai Muqing AnPac Health Technology Co., Ltd.	51%	March 2019	the PRC	Cancer screening and detection tests